Financial Information as per operating segments (Details 7) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Capital commitments	$ 129,447,840	$ 203,603,490	$ 171,853,982
Chile Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Capital commitments	80,678,753	146,703,164	94,336,053
International Business Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Capital commitments	36,284,427	42,064,662	63,288,453
Wine Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Capital commitments	11,600,973	13,869,824	8,977,284
All other segments [member]
IfrsStatementLineItems [Line Items]
Capital commitments	$ 883,687	$ 965,840	$ 5,252,192